Related Party Transactions (Details Narrative) (fuboTV Inc.) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
fuboTV Inc. [Member]
Subscriber related expenses for related parties	$ 48,920,000	$ 33,264,000	$ 38,666